Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Wireless Fund Shares
Shareholder Report [Line Items]
Fund Name	Wireless Fund
Class Name	Wireless Fund
Trading Symbol	WIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about the Wireless Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wirexfund.com/literature. You can also request this information by contacting us at 1-800-590-0898.
Additional Information Phone Number	1-800-590-0898
Additional Information Website	https://www.wirexfund.com/literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Wireless Fund	$229	1.95%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the twelve-month period ended March 31, 2026, the Wireless Fund (the "Fund") was up 34.74%. For comparative purposes, the Standard & Poor's 500® Index was up 17.80% and the NASDAQ Composite Index gained 25.60%, for the same period.

During the fiscal year ended March 31, 2026, the markets had strong performance up through December 2025 with a pullback in the first quarter of 2026. The NASDAQ Composite Index gave up 6.96% in the first quarter of 2026, and the Wireless Fund was down 7.26% during the same period.

NVIDIA Corporation (Nasdaq: NVDA), Alphabet Inc. – Class A (Nasdaq: GOOGL) and Apple Inc. (Nasdaq: AAPL) were the Fund's largest holdings at 20.23%, 12.64% and 7.57%, respectively, of the Fund's net assets as of March 31, 2026. NVIDIA Corporation was up approximately 70%, Alphabet Inc. was up approximately 86% and Apple Inc. gained approximately 15% during the fiscal year ended March 31, 2026. "Semiconductors & Related Devices" represented the largest percentage of the Fund's net assets at 35.78% as of March 31, 2026. "Services - Computer Programming, Data Processing, Etc." represented the second largest percentage of the Fund's net assets at 19.27% as of March 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Years
Wireless Fund	34.74%	15.05%	17.84%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ Composite Index	25.60%	11.08%	17.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,810,492
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 211,634
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$10,810,492
Number of Portfolio Holdings	20
Portfolio Turnover Rate (%)	9%
Total Advisory Fees Paid ($)	$211,634

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

NVIDIA Corporation	20.23%
Alphabet Inc. - Class A	12.64%
Apple Inc.	7.57%
Microsoft Corporation	7.33%
Broadcom Inc.	4.87%
KLA Corporation	4.86%
Applied Materials, Inc.	4.79%
Oracle Corporation	4.23%
Meta Platforms, Inc. - Class A	4.13%
Lam Research Corporation	3.95%
Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

NVIDIA Corporation	20.23%
Alphabet Inc. - Class A	12.64%
Apple Inc.	7.57%
Microsoft Corporation	7.33%
Broadcom Inc.	4.87%
KLA Corporation	4.86%
Applied Materials, Inc.	4.79%
Oracle Corporation	4.23%
Meta Platforms, Inc. - Class A	4.13%
Lam Research Corporation	3.95%